Commitments and Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Building Lease

Prothena Biosciences, Inc is a party to a lease agreement for certain premises within a building in South San Francisco, California that expires in November 2020. The lease, as amended, provides for approximately 36,500 of rentable square feet at a base rent that increases annually. Rental payments on operating leases are charged to expense on a straight-line basis over the period of the lease.

The following table summarizes the operating lease commitment as of December 31, 2012 and June 30, 2013 (in thousands):

Years Ending December 31,	December 31, 2012	June 30, 2013

		(unaudited)
2013 (remaining)	$1,155	$587
2014	1,261	1,261
2015	1,342	1,342
2016	1,396	1,396
2017	1,452	1,452
Thereafter	4,569	4,569

	$11,175	$10,607

Rent expense for years ended December 31, 2012, 2011 and 2010 was $1.3 million, $1.5 million and $0.6 million, respectively, and $0.6 million for both the six months ended June 30, 2013 and 2012.

Purchase Commitments

The Company had commitments to suppliers for purchases totaling $1.3 million and $Nil at December 31, 2012 and June 30, 2013, respectively.